Other Results - Summary of Other Results (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Results [Line Items]
Foreign exchange losses	$ 17,656	$ 14,832
Argentina and Malta
Disclosure Of Other Results [Line Items]
Foreign exchange losses	$ 82,620